Stock-Based Compensation Plans (Schedule Of Changes in restricted Shares Activity) (Details) (Restricted Stock [Member])	3 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non- vested, number of options outstanding, Beginning Balance	93,704	85,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	29,819
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(28,610)	(4,500)
Non- vested, number of options outstanding, ending balance	94,913	81,000